SUPPLEMENT
                    DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                              JNL VARIABLE FUND LLC

On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

JNL VARIABLE FUND LLC
         JNL/Curian The DowSM 10 Fund
         JNL/Curian The S&P(R) 10 Fund
         JNL/Curian Global 15 Fund
         JNL/Curian 25 Fund
         JNL/Curian Small-Cap Fund
         JNL/Curian Technology Sector Fund
         JNL/Curian Pharmaceutical/Healthcare Sector Fund
         JNL/Curian Financial Sector Fund
         JNL/Curian Energy Sector Fund
         JNL/Curian Consumer Brands Sector Fund
         JNL/Curian Communications Sector Fund

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

All Dow Jones and Standard and Poor's licensing agreements have been licensed to Jackson National Life Insurance Company.

The fund objectives have been changed to the following:

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND

The investment objective of the JNL/Mellon Capital Management The DowSM 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND

The investment objective of the JNL/Mellon Capital Management The S&P(R) 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

The investment objective of the JNL/Mellon Capital Management Global 15 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

The investment objective of the JNL/Mellon Capital Management 25 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

The investment objective of the JNL/Mellon Capital Management Small-Cap Fund is total return through capital appreciation.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

The objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Energy Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

The objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.

The names of the funds will be changed to reflect the new sub-adviser and the name of the JNL/Curian Small-Cap Fund will be changed to JNL/Mellon Capital Management Select Small-Cap Fund.

The fees are as follows:

                                                               MANAGEMENT      ESTIMATED
                                                                   AND        DISTRIBUTION     12B-1                    TOTAL FUND
                                                             ADMINISTRATIVE     (12B-1)       SERVICE       OTHER         ANNUAL
                                                                   FEE*           FEES**        FEE*       EXPENSES      EXPENSES
------------------------------------------------------------ ---------------- ------------- ------------ ------------ --------------
JNL/Mellon Capital Management The DowSM 10 Fund                   0.46%            0%          0.20%           0.01%        0.67%
JNL/Mellon Capital Management The S&P(R)10 Fund                   0.47%            0%          0.20%           0.01%        0.68%
JNL/Mellon Capital Management Global 15 Fund                      0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management 25 Fund                             0.47%            0%          0.20%           0.01%        0.68%
JNL/Mellon Capital Management Select Small-Cap Fund               0.46%            0%          0.20%           0.01%        0.67%
JNL/Mellon Capital Management Communications Sector Fund          0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund         0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Energy Sector Fund                  0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Financial Sector Fund               0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
  Sector Fund                                                     0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Technology Sector Fund              0.52%            0%          0.20%           0.01%        0.73%
------------------------------------------------------------ ---------------- ------------- ------------ ------------ --------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


Please contact us at 1-800-766-4683 if you have any questions.


This Supplement is dated February 12, 2004.

(To be used with VC3656 Rev. 05/03, VC4224 Rev. 08/03 and VC5526 Rev. 05/03.)

                                   SUPPLEMENT
                    DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                              JNL VARIABLE FUND LLC

On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

JNL VARIABLE FUND LLC
         JNL/Curian The DowSM 5 Fund
         JNL/Curian The DowSM 10 Fund
         JNL/Curian The S&P(R) 10 Fund
         JNL/Curian Global 15 Fund
         JNL/Curian 25 Fund
         JNL/Curian Small-Cap Fund
         JNL/Curian Technology Sector Fund
         JNL/Curian Pharmaceutical/Healthcare Sector Fund
         JNL/Curian Financial Sector Fund
         JNL/Curian Energy Sector Fund
         JNL/Curian Consumer Brands Sector Fund
         JNL/Curian Communications Sector Fund

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

All Dow Jones and Standard and Poor's licensing agreements have been licensed to Jackson National Life Insurance Company.

The fund objectives have been changed to the following:

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND

The investment objective of the JNL/Mellon Capital Management The DowSM 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 5 FUND

The investment objective of the JNL/Mellon Capital Management The DowSM 5 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND

The investment objective of the JNL/Mellon Capital Management The S&P(R) 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

The investment objective of the JNL/Mellon Capital Management Global 15 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

The investment objective of the JNL/Mellon Capital Management 25 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

The investment objective of the JNL/Mellon Capital Management Small-Cap Fund is total return through capital appreciation.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

The objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Energy Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

The objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.

The names of the funds will be changed to reflect the new sub-adviser and the name of the JNL/Curian Small-Cap Fund will be changed to JNL/Mellon Capital Management Select Small-Cap Fund.

The fees are as follows:

                                                             MANAGEMENT      ESTIMATED
                                                                 AND        DISTRIBUTION     12B-1                    TOTAL FUND
                                                           ADMINISTRATIVE     (12B-1)       SERVICE       OTHER         ANNUAL
                                                                 FEE*          FEES**         FEE*       EXPENSES      EXPENSES
---------------------------------------------------------- ---------------- ------------- ------------ ------------ ---------------
JNL/Mellon Capital Management The DowSM 5 Fund                  0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management The DowSM 10 Fund                 0.46%            0%          0.20%           0.01%        0.67%
JNL/Mellon Capital Management The S&P(R)10 Fund                 0.47%            0%          0.20%           0.01%        0.68%
JNL/Mellon Capital Management Global 15 Fund                    0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management 25 Fund                           0.47%            0%          0.20%           0.01%        0.68%
JNL/Mellon Capital Management Select Small-Cap Fund             0.46%            0%          0.20%           0.01%        0.67%
JNL/Mellon Capital Management Communications Sector Fund        0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund       0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Energy Sector Fund                0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Financial Sector Fund             0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
  Sector Fund                                                   0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Technology Sector Fund            0.52%            0%          0.20%           0.01%        0.73%
---------------------------------------------------------- ---------------- ------------- ------------ ------------ ---------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


Please contact us at 1-800-766-4683 if you have any questions.


This Supplement is dated February 12, 2004.

(To be used with VC3652 Rev. 05/03.)

                                   SUPPLEMENT
                    DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                              JNL VARIABLE FUND LLC



On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

JNL VARIABLE FUND LLC
         JNL/Curian Technology Sector Fund
         JNL/Curian Pharmaceutical/Healthcare Sector Fund
         JNL/Curian Financial Sector Fund
         JNL/Curian Energy Sector Fund
         JNL/Curian Consumer Brands Sector Fund
         JNL/Curian Communications Sector Fund

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

The fund objectives have been changed to the following:

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

The objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Energy Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

The objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund is total return through capital appreciation and dividend income.



JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.

The fees are as follows:

                                                              MANAGEMENT      ESTIMATED
                                                                  AND        DISTRIBUTION     12B-1                    TOTAL FUND
                                                            ADMINISTRATIVE     (12B-1)       SERVICE       OTHER         ANNUAL
                                                                  FEE*           FEES**        FEE*       EXPENSES      EXPENSES
----------------------------------------------------------- ---------------- ------------- ------------ ------------ ---------------
JNL/Mellon Capital Management Communications Sector Fund         0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund        0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Energy Sector Fund                 0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Financial Sector Fund              0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
  Sector Fund                                                    0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Technology Sector Fund             0.52%            0%          0.20%           0.01%        0.73%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ ---------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Please contact us at 1-800-766-4683 if you have any questions.

This Supplement is dated February 12, 2004.

(To be used with VC3657 Rev.  05/03,  VC3723 Rev.  05/03,  NV3174CE Rev.  05/03,
NV4224 Rev. 09/03,  NV5526 Rev. 05/03,  NV3784 Rev. 05/03, VC2440 Rev. 05/03 and
HR105 N/A Rev. 05/03.)

                                   SUPPLEMENT
                    DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                              JNL VARIABLE FUND LLC
                            JNL VARIABLE FUND III LLC
                             JNL VARIABLE FUND V LLC
                            JNLNY VARIABLE FUND I LLC

On January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved the following fund mergers:

-------------------------------------------------- -----------------------------------------------
                 Acquiring Funds                                   Acquired Funds
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL VARIABLE FUND LLC                              JNL VARIABLE FUND III LLC

   JNL/Curian The Dow Target 10 Fund                  JNL/Curian The Dow Target 10 Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL VARIABLE FUND LLC                              JNL VARIABLE FUND V LLC

   JNL/Curian The Dow Target 10 Fund                  JNL/Curian The Dow Target 10 Fund
-------------------------------------------------- -----------------------------------------------

On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

JNL VARIABLE FUND LLC
         JNL/Curian The DowSM 5 Fund
         JNL/Curian The DowSM 10 Fund
         JNL/Curian The S&P(R) 10 Fund
         JNL/Curian Global 15 Fund
         JNL/Curian 25 Fund
         JNL/Curian Small-Cap Fund
         JNL/Curian Technology Sector Fund
         JNL/Curian Pharmaceutical/Healthcare Sector Fund
         JNL/Curian Financial Sector Fund
         JNL/Curian Energy Sector Fund
         JNL/Curian Consumer Brands Sector Fund
         JNL/Curian Communications Sector Fund

JNL VARIABLE FUND III LLC
         JNL/Curian The DowSM 10 Fund

JNL VARIABLE FUND V LLC
         JNL/Curian The DowSM 10 Fund

JNLNY VARIABLE FUND I LLC
         JNL/Curian The DowSM 10 Fund
         JNL/Curian The S&P(R) 10 Fund
         JNL/Curian Global 15 Fund
         JNL/Curian 25 Fund JNL/Curian Small-Cap Fund

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

All Dow Jones and Standard and Poor's licensing agreements have been licensed to Jackson National Life Insurance Company.

The fund objectives have been changed to the following:

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND

The investment objective of the JNL/Mellon Capital Management The DowSM 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 5 FUND

The investment objective of the JNL/Mellon Capital Management The DowSM 5 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND

The investment objective of the JNL/Mellon Capital Management The S&P(R) 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

The investment objective of the JNL/Mellon Capital Management Global 15 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

The investment objective of the JNL/Mellon Capital Management 25 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

The investment objective of the JNL/Mellon Capital Management Small-Cap Fund is total return through capital appreciation.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

The objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Energy Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

The objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.

The names of the funds will be changed to reflect the new sub-adviser and the name of the JNL/Curian Small-Cap Fund will be changed to JNL/Mellon Capital Management Select Small-Cap Fund.

The fees are as follows:

                                                              MANAGEMENT      ESTIMATED
                                                                  AND        DISTRIBUTION     12B-1                    TOTAL FUND
                                                            ADMINISTRATIVE     (12B-1)       SERVICE      OTHER          ANNUAL
                                                                 FEE*           FEES**        FEE*       EXPENSES       EXPENSES
----------------------------------------------------------- ---------------- ------------- ------------ ------------ ---------------
JNL/Mellon Capital Management The DowSM 5 Fund                   0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management The DowSM 10 Fund (V)              0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management The DowSM 10 Fund                  0.46%            0%          0.20%           0.01%        0.67%
JNL/Mellon Capital Management The S&P(R)10 Fund                  0.47%            0%          0.20%           0.01%        0.68%
JNL/Mellon Capital Management Global 15 Fund                     0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management 25 Fund                            0.47%            0%          0.20%           0.01%        0.68%
JNL/Mellon Capital Management Select Small-Cap Fund              0.46%            0%          0.20%           0.01%        0.67%
JNL/Mellon Capital Management Communications Sector Fund         0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund        0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Energy Sector Fund                 0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Financial Sector Fund              0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
  Sector Fund                                                    0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Technology Sector Fund             0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management The DowSM 10 Fund (NY)             0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management The S&P(R)10 Fund (NY)             0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Global 15 Fund (NY)                0.57%            0%          0.20%           0.01%        0.78%
JNL/Mellon Capital Management 25 Fund (NY)                       0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Select Small-Cap Fund (NY)         0.52%            0%          0.20%           0.01%        0.73%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ ---------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


Please contact us at 1-800-766-4683 if you have any questions.


This Supplement is dated February 12, 2004.